Income tax incurred and deferred: Temporary differences (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax:
Net deferred tax assets	$ 257,512	$ 303,612
Deferred tax liability (asset)	3,004,584	3,081,668	$ 3,033,930
Later than one year
Income tax:
Deferred tax liabilities	3,262,096	3,385,280
Temporary differences
Income tax:
Net deferred tax assets	48,079	53,121
Fair Value of Long term Debt
Income tax:
Net deferred tax assets	175,137	213,617
Allowance for doubtful accounts
Income tax:
Net deferred tax assets	34,296	36,874
Deferred tax liability (asset)	(34,296)	(36,874)	$ (44,916)
Fixed and intangible assets
Income tax:
Deferred tax liabilities	2,974,108	3,139,757
Temporary assets
Income tax:
Deferred tax liabilities	287,172	244,502
Amortization of expenses
Income tax:
Deferred tax liabilities	816	1,021
Colombia (Airplan) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	695,212	909,706
Puerto Rico (Aerostar) | Fixed and intangible assets
Income tax:
Deferred tax liabilities	$ 942,519	$ 943,256